Fair value measurement	12 Months Ended
Jun. 30, 2024
Disclosure of fair value measurement of assets [abstract]
Fair value measurement
Note 26. Fair value measurement
Fair value hierarchy
Assets and Liabilities that are measured in the consolidated statements of financial position at fair value are categorized into a three-level hierarchy based on the priority of the inputs to the valuation. The categorization within the hierarchy is based on the lowest level input that is significant to the fair value measurement, being:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
Level 3: Unobservable inputs for the asset or liability
There were no transfers between levels during the financial years ended 30 June 2023 and 30 June 2024. The carrying amounts of other receivables, trade and other payables are assumed to approximate their fair values due to their short-term nature and are excluded from the hierarchy.
The following tables show the valuation techniques used in measuring Level 2 fair values for financial instruments in the statement of financial position, as well as the significant unobservable inputs used as at 30 June 2024:

Fair Value Hierarchy Level	Asset Description	Valuation Technique	Significant Input
Level 2	Prepaid Electricity - Financial assets at FVTPL	Forward Price Approach	Forward Prices from OTC Global Holdings